Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1	1
Common stock, shares outstanding		1
Adagio Medical Inc
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, shares authorized	4,939,946	4,939,946		4,939,946
Convertible preferred stock, shares issued	4,732,044	4,939,946	4,939,946	4,939,946	4,939,946
Convertible preferred stock, shares outstanding	4,732,044	4,939,946		4,939,946
Convertible preferred stock, liquidation preference value	$ 86,936	$ 91,637		$ 91,637
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	6,594,946	6,594,946		6,594,946
Common stock, shares issued	786,782	786,510		762,762
Common stock, shares outstanding	780,180	779,908		756,160